CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016
Consolidated net loss	$ (1,218,829)	$ (2,766,274)
Reclassification adjustments of other comprehensive loss on the sale of China Operations	0	349,723
Comprehensive loss attributable to WPCS shareholders	$ (1,218,829)	$ (2,416,551)